Inventory (Details) - Schedule of inventory - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of [inventory]
Finished goods and work in progress	£ 232,565	£ 364,585
Gross inventory	235,245	369,532
Inventory provision	(2,680)	(4,947)
Inventory	£ 232,565	£ 364,585